United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    06/30/2000

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          July 31, 2000

Report Type (Check only one):

[  X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      43
Form 13F Information Table Value Total:      $116,931
                                          (thousands)
List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE
                       AS OF JUNE 30, 2000 (SEC USE ONLY)
               NAME OF REPORTING MANAGER: Cortland Associates, Inc.


                                                                             Item 6:
                                                 Item 4:      Item 5:  INVESTMENT DISCRETION
                         Item 2:    Item 3:      FAIR       SHARES OR     SHARED AS          Item 7:           Item 8:
Item 1:                  TITLE OF   CUSIP        MARKET     PRINCIPAL  DEFINED IN SHARED    MANAGERS       VOTING AUTHORITY
NAME OF ISSUER           CLASS      NUMBER       VALUE        AMOUNT  SOLE  INST.V  OTHER  SEE INSTR.V   SOLE  SHARED  NONE

ACXIOM CORP              Common     005125109  $8,582,000      314,925  X                                  525   36,475    277,925

BP AMOCO                 Common     055622104    $324,000        5,724  X                                                    5,724

ANHEUSER-BUSCH COS       Common     035229103    $748,000       10,012  X                                                   10,012

BANKAMERICA              Common     060505104    $235,000        5,419  X                                                    5,419

BARRETT RESOURCES        Common     068480201    $237,000        7,795  X                                                    7,795

CENTERPOINT PROPERTIES   Common     151895109    $267,000        6,550  X                                                    6,550

CHATEAU COMMUNITIES      Common     161726104    $565,000       20,002  X                                         1,174     18,828

COMPX INTL               Common     20563P101  $5,764,000      283,750  X                                  425   40,850    242,475

DEVON ENERGY CO          Common     25179M103  $8,215,000      146,198  X                                  275   18,700    127,223

CHEMED CORP              Common     163596109  $9,752,000      345,955  X                                  500   41,050    304,405

APPLIED MATERIALS        Common     038222105    $268,000        2,960  X                                                    2,960

BELL ATLANTIC            Common     077853109    $266,000        5,235  X                                                    5,235

GENERAL ELEC             Common     369604103    $649,000       12,476  X                                                   12,476

HARTE-HANKS COMM INC     Common     416196103    $365,000       14,610  X                                           900     13,710

CHUBB                    Common     171232101  $7,382,000      120,025  X                                  250   15,700    104,075

ALLIED HEALTHCARE PROD   Common     019222108     $34,000       10,000  X                                                   10,000

CONVERGYS CORP           Common     212485108  $7,843,000      151,200  X                                  175   20,000    131,025

INTL SPEEDWAY CORP CL B  Common     460335300    $643,000       15,500  X                                                   15,500

BALL CORP                Common     058498106    $480,000       14,925  X                                                   14,925

BELLSOUTH CORP           Common     079860102    $297,000        6,960  X                                                    6,960

NAVIGATORS GROUP INC     Common     638904102  $1,382,000      153,600  X                                  450   19,000    134,150

PAXAR CORP               Common     704227107  $8,034,000      698,567  X                                  887  115,307    582,373

INTEL CORP               Common     458140100    $364,000        2,725  X                                                    2,725

REINSURANCE GROUP
   OF AMERICA            Common     759351109    $271,000        9,000  X                                                    9,000

SCHLUMBERGER LTD         Common     806857108  $3,453,000       46,275  X                                   74    6,067     40,134

WEST TELESERVICES CORP   Common     956188106  $6,899,000      272,568  X                                  675   42,800    229,093

WILLIAMS CO INC          Common     969457100  $6,682,000      160,276  X                                  150   15,500    144,626

SPRINT                   Common     852061100    $649,000       12,605  X                                                   12,605

LUCENT TECHNOLOGIES      Common     549463107    $405,000        6,842  X                                                    6,842

FOX ENTERTAINMENT        Common     35138T107    $339,000       11,150  X                                                   11,150

WORLDCOM INC             Common     98157D106    $607,000       13,231  X                                                   13,231

TRANSOCEAN SEDCO FOREX   Common     G90078109    $742,000       13,892  X                                   28    1,655     12,209

MATTEL INC               Common     577081102    $330,000       25,045  X                                  250    1,500     23,295

EW BLANCH                Common     093210102  $7,131,000      351,050  X                                  500   45,400    305,150

SOLUTIA INC              Common     834376105    $277,000       20,137  X                                                   20,137

IRON MOUNTAIN            Common     462846104  $8,189,000      240,848  X                                  330   33,287    207,231

SBC COMMUNICATIONS       Common     78387G103    $496,000       11,477  X                                                   11,477

ZEBRA TECHNOLOGIES       Common     989207105  $8,160,000      180,222  X                                  225   26,380    153,617

HEIDRICK & STRUGGLES
   INTL INC              Common     422819102  $5,691,000       90,150  X                                  100    9,200     80,850

INTL SPEEDWAY CORP CL A  Common     460335201  $3,238,000       78,250  X                                  100    9,650     68,500

MERCK & CO               Common     589331107    $213,000        2,802  X                                                    2,802

SCHERING PLOUGH CORP     Common     806605101    $253,000        4,995  X                                                    4,995

SUN MICROSYSTEMS         Common     866810104    $210,000        2,310  X                                                    2,310


TOTAL COMMON STOCK FMV                       $116,931,000

TOTAL PFD STOCK                                      -0-

TOTAL FMV COMMON & PFD                       $116,931,000



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